RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2023
RELATED PARTIES
Schedule of related party transactions

	Assets		Liabilities		Sales (purchases), net
	June 30,	December 31,	June 30,	December 31,	June 30,	June 30,
	2023	2022	2023	2022	2023	2022
Transactions with controlling shareholders
Suzano Holding		5			22	30
		5			22	30

Transactions with companies of the Suzano Group and other related parties
Management (expect compensation - Note 11.2)			(4)	(5)	(810)	(15)
Bexma Participações Ltda		1			4	4
Bizma Investimentos Ltda		1			3	4
Civelec Participações Ltda	4,575				4,825
Fundação Arymax					1	1
Ibema Companhia Brasileira de Papel (1)	73,564	106,940	(12,033)	(3,705)	108,105	90,916
Instituto Ecofuturo - Futuro para o Desenvolvimento Sustentável		3	(1,124)	(66)	(3,959)	(2,267)
IPLF Holding S.A.		23			2	2
Nemonorte Imóveis e Participações Ltda					(88)	(105)
	78,139	106,968	(13,161)	(3,776)	108,083	88,540
	78,139	106,973	(13,161)	(3,776)	108,105	88,570

Assets
Trade accounts receivable (Note 7)	73,564	99,608
Dividends receivable		7,334
Other assets	4,575	31
Liabilities
Trade accounts payable (Note 17)			(13,161)	(3,776)
	78,139	106,973	(13,161)	(3,776)

1) Refers mainly to the sale of pulp.

Schedule of management compensation

	June 30,	June 30,
	2023	2022
Short-term benefits
Salary or compensation	23,822	24,741
Direct and indirect benefits	1,194	464
Bonus	4,724	3,516
	29,740	28,721
Long-term benefits
Share-based compensation plan	12,407	25,726
	12,407	25,726
	42,147	54,447